UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pacific Edge Investment Management, LLC
Address:  444 High Street, Suite 300
          Palo Alto, CA  94301

Form 13F File Number:    28-10143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:  Pacific Edge Investment Management, LLC
Name:     Karen Payne
Title:    Manager
Phone:    (650) 325-3343

Signature, Place and Date of Signing:

     /s/ Karen Payne
     Karen Payne              Palo Alto, CA            July 26, 2006

Report Type (Check only one.):

 X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      30

Form 13F Information Table Value Total:      155,189 (in thousands)


List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NAME OF ISSUER        TITLE  CUSIP     VALUE     SHARES     SH/  PUT/  INV.  OTHER  VOTING AUTH
                      OF               X1000                PRN  CALL  DISC  MGR
                      CLASS                                            .
                                                                                    SOLE   SHR    NONE

***ON TRACK           NASDA  M8791A10  3002      257200     SH         Sole         25720
INNOVATION            Q OTC  9                                                      0
                      ISSUE
                      S
***SILICON MOTION     NASDA  82706C10  7105      495471     SH         Sole         49547
TECHNOLOGY            Q OTC  8                                                      1
                      ISSUE
                      S
ACTUATE CORPORATION   NASDA  00508B10  5555      1374991    SH         Sole         13749
                      Q OTC  2                                                      91
                      ISSUE
                      S
ANIXTER INTL INC      COMMO  03529010  4292      90429      SH         Sole         90429
                      N      5
                      STOCK
                      S
ARROW ELECTRONICS INC COMMO  04273510  3658      113615     SH         Sole         11361
                      N      0                                                      5
                      STOCK
                      S
AXT INC               NASDA  00246W10  984       303624     SH         Sole         30362
                      Q OTC  3                                                      4
                      ISSUE
                      S
CALLIDUS SOFTWARE INC NASDA  13123E50  3676      696292     SH         Sole         69629
                      Q OTC  0                                                      2
                      ISSUE
                      S
CARRIER ACCESS CORP   NASDA  14446010  6002      725755     SH         Sole         72575
                      Q OTC  2                                                      5
                      ISSUE
                      S
CDW CORP              NASDA  12512N10  3443      63000      SH         Sole         63000
                      Q OTC  5
                      ISSUE
                      S
CEVA INC              NASDA  15721010  3862      668135     SH         Sole         66813
                      Q OTC  5                                                      5
                      ISSUE
                      S
CHEROKEE              COMMO  16445010  2002      518647     SH         Sole         51864
INTERNATIONAL CORP    N      8                                                      7
                      STOCK
                      S
CIBER INC             COMMO  17163B10  3234      490806     SH         Sole         49080
                      N      2                                                      6
                      STOCK
                      S
ELECTRONICS FOR       NASDA  28608210  3905      187000     SH         Sole         18700
IMAGING INC           Q OTC  2                                                      0
                      ISSUE
                      S
FILENET CORP          PUT    31686910  4686      174000     SH   PUT   Sole         17400
                      OPTIO  6                                                      0
                      NS
FOUNDRY NETWORKS INC  NASDA  35063R10  2825      265000     SH         Sole         26500
                      Q OTC  0                                                      0
                      ISSUE
                      S
INNOVATIVE SOLUTIONS  NASDA  45769N10  4608      327765     SH         Sole         32776
& SUPPORT             Q OTC  5                                                      5
                      ISSUE
                      S
KOPIN CORP            NASDA  50060010  2336      646965     SH         Sole         64696
                      Q OTC  1                                                      5
                      ISSUE
                      S
LECROY CORP           NASDA  52324W10  5947      414411     SH         Sole         41441
                      Q OTC  9                                                      1
                      ISSUE
                      S
LOGICVISION INC       NASDA  54140W10  2166      1273831    SH         Sole         12738
                      Q OTC  7                                                      31
                      ISSUE
                      S
MIPS TECHNOLOGIES INC NASDA  60456710  11082     1825635    SH         Sole         18256
                      Q OTC  7                                                      35
                      ISSUE
                      S
MRO SOFTWARE INC      NASDA  55347W10  9166      456680     SH         Sole         45668
                      Q OTC  5                                                      0
                      ISSUE
                      S
REDBACK NETWORKS INC  CALL   75720950  3554      193800     SH   CALL  Sole         19380
                      OPTIO  7                                                      0
                      NS
SEAGATE TECHNOLOGY    COMMO  G7945J10  15661     691750     SH         Sole         69175
HOLDINGS              N      4                                                      0
                      STOCK
                      S
SUPPORTSOFT INC       NASDA  86858710  3054      775000     SH         Sole         77500
                      Q OTC  6                                                      0
                      ISSUE
                      S
SYMANTEC CORP         NASDA  87150310  5548      357000     SH         Sole         35700
                      Q OTC  8                                                      0
                      ISSUE
                      S
SYMBOL TECHNOLOGIES   COMMO  87150810  6374      590750     SH         Sole         59075
INC                   N      7                                                      0
                      STOCK
                      S
SYMMETRICOM INC       NASDA  87154310  7791      1101979    SH         Sole         11019
                      Q OTC  4                                                      79
                      ISSUE
                      S
UNICA CORP            NASDA  90458310  2556      258140     SH         Sole         25814
                      Q OTC  1                                                      0
                      ISSUE
                      S
VIRAGE LOGIC CORP     NASDA  92763R10  7793      829926     SH         Sole         82992
                      Q OTC  4                                                      6
                      ISSUE
                      S
YAHOO INC             NASDA  98433210  9322      282490     SH         Sole         28249
                      Q OTC  6                                                      0
                      ISSUE
                      S


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